CASH AND RESTRICTED CASH (Tables)	12 Months Ended
Jun. 30, 2025
CASH AND RESTRICTED CASH
Schedule of reconciliation of cash and restricted cash as shown in the statements of cash flows

	June 30, 2025	June 30, 2024
Cash and cash equivalents	$7,533,690	$6,558,176
Cash segregated - customers	21,874,954	20,548,972
Cash segregated - PAB	200,575	200,738
Total cash and restricted cash shown in the statement of cash flows.	$29,609,219	$27,307,886